Earnings per share (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	₨ 19,498	₨ 18,795	₨ 9,806
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	475,575	272,700
Par value per share	₨ 5	₨ 5	₨ 5